LEASES AS LESSEE	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES AS LESSEE

13. LEASES AS LESSEE

The Company has operating leases mainly for certain plants and financing leases for certain machinery and equipment as a lessee. There are nine operating lease agreements, and two finance lease agreements existed for the year ended December 31, 2024.

The depreciable life of assets and leasehold improvements is limited by the expected lease term unless there is a transfer of title or purchase option that is reasonably certain of being exercised.

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,
	2023	2024
	$US	$US
Operating lease right-of-use assets	522,148	1,242,524

Operating lease liabilities – current	157,980	423,214
Operating lease liabilities – non-current	290,684	755,395
Total operating lease liabilities	448,664	1,178,609

	For the years ended December 31,
	2022	2023	2024
Weighted discount rate for the operating lease	5.00%	5.00%	3.72%
Weighted average remaining lease term	17 months	45 months	36 months

Supplemental balance sheet information related to financing lease was as follows:

	As of December 31,
	2023	2024
	$US	$US
Finance lease right-of-use assets	336,257	38,160
Finance lease payment liabilities-current	230,460	—
Total finance lease liabilities	230,460	—

	For the years ended December 31,
	2022	2023	2024
Weighted discount rate for the financing lease	4.20%	3.91%	3.84%
Weighted average remaining lease term	19 months	13 months	2 months

 For the years ended December 31, 2022, 2023 and 2024, the lease expense was as follows:

	For the years ended December 31,
	2022	2023	2024
	$US	$US	$US
Operating leases expense (excluded interest)	268,195	286,220	347,177
Short-term lease expense	26,466	17,564	29,575
Finance lease cost (excluded interest)	32,306	281,849	293,169
Interest	27,480	38,583	37,275
Total	354,447	624,216	707,196

Because most of the leases do not provide an implicit rate of return, the Company used the incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments.

The following is a schedule of future minimum payments under the Company’s operating leases as of December 31, 2024:

For the years ended December 31,	Amount
$US
2025	460,719
2026	445,592
2027	254,430
2028	60,356
2029	15,724
2030 and thereafter	13,104
Total lease payments	1,249,925
Less: imputed interest	(71,316)
Total operating lease liabilities, net of interest	1,178,609